Stock-Based Compensation - Schedule of Fair Value of Stock-Based Compensation Awards (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected volatility		58.56%
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected term	4 years	4 years
Expected volatility	59.63%
Risk-free rate	3.73%	3.85%
Maximum [Member]
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected term	5 years	5 years
Expected volatility	63.35%
Risk-free rate	4.36%	3.92%